Columbia Funds Series Trust

225 Franklin Street

Boston, MA 02110

September 2, 2014

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust (the Registrant)
Columbia AMT-Free California Intermediate Muni Bond Fund
(formerly known as Columbia California Intermediate Municipal Bond Fund)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund
(formerly known as Columbia Georgia Intermediate Municipal Bond Fund)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund
(formerly known as Columbia Maryland Intermediate Municipal Bond Fund)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
(formerly known as Columbia North Carolina Intermediate Municipal Bond Fund)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
(formerly known as Columbia South Carolina Intermediate Municipal Bond Fund)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund
(formerly known as Columbia Virginia Intermediate Municipal Bond Fund)
Columbia Short Term Municipal Bond Fund

Post-Effective Amendment No. 135

File Nos. 333-89661; 811-09645

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 135 (Amendment). This Amendment was filed electronically on August 28, 2014.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at 212-850-1703 or the undersigned at 617-385-9536.

Sincerely,

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary
Columbia Funds Series Trust